RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Amounts due from and to related parties
The Consolidated Balance Sheets include the following amounts due from and to related parties and associated companies.

(in thousands of $)	2024	2023
Amounts due from:
Frontline	4,252	2,907
Golden Ocean	237	—
Seatankers	521	411
Front Ocean	18	—
Sloane Square Capital	—	201
NorAm Drilling	109	24
Paratus	2	—
River Box	92	11
Other related parties	3	2
Allowance for expected credit losses*	(33)	(24)
Total amount due from related parties	5,201	3,532
Loans to related parties - associated companies, long-term
River Box	45,000	45,000
Total loans to related parties - associated companies, long-term	45,000	45,000
Amounts due to:
Frontline Shipping	1,234	2,813
Golden Ocean	56	57
Other related parties	6	20
Total amount due to related parties	1,296	2,890

*See Note 27: Allowance for Expected Credit Losses.

Summary of leasing revenues and repayments earned from related parties
A summary of leasing revenues and repayments from Frontline Shipping, Golden Ocean, Northern Ocean and Seadrill is as follows:

	Year ended December 31,
(in millions of $)	2024	2023	2022
Golden Ocean:
Operating lease income	54.6	54.6	52.3
Profit share	6.4	—	3.0
Frontline Shipping:
Direct financing lease interest income	—	—	0.4
Direct financing lease service revenue	—	—	1.7
Direct financing lease repayments	—	—	1.8
Seadrill:
Operating lease income	—	—	17.8
Northern Ocean:
Operating lease rental income	0.9	—	—

Schedule of related party transactions

	Year ended December 31,
(in thousands of $)	2024	2023	2022
Frontline:
Vessel Management Fees	2,199	2,296	3,679
Newbuilding Supervision Fees	933	1,514	1,030
Commissions and Brokerage	—	280	498
Administration Services Fees	12	11	7
Golden Ocean:
Vessel Management Fees	20,496	20,440	20,440
Commissions and Brokerage	186	123	—
Operating Management Fees	—	—	22
Seatankers:
Administration Services Fees*	166	304	428
Front Ocean:
Administration Services Fees	698	597	483
Office Facilities and other shared costs:
Seatankers Management Norway AS	16	(10)	106
Front Ocean Management AS	298	310	—
Frontline Management AS	—	—	341
Frontline Corporate Services Ltd.	150	163	93
Frontline Management (Bermuda) Limited	—	14	—
Golden Ocean Shipping Co Pte. Ltd.	84	79	80
NorAm Drilling AS	(18)	(13)	—
Sloane Square Capital Holdings Ltd.	1	—	—
Flex LNG Management Ltd	—	—	3
Dividends and interest income received from shares held and secured notes issued by related parties:

	Year ended December 31,
(in thousands of $)	2024	2023	2022
Dividends received
NorAm Drilling	645	1,246	128
Interest income received
NorAm Drilling	—	—	463

Interest income on related party loans	Interest income received on the loans to associated companies is as follows:

	Year ended December 31,
(in millions of $)	2024	2023	2022
River Box	4.6	4.6	4.6